Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 12,133	$ 14,443
Marketable securities and short term investments	14,224	18,764
Accounts receivable:
Trade, net	20,898	19,402
Other	803	686
Fair value of embedded currency conversion derivatives	251	206
Deferred taxes	2,146	2,449
Prepaid expenses	2,445	2,223
Total current assets	52,900	58,173
Fair value of embedded currency conversion derivatives	440	591
Long-term prepaid expenses	2,484	2,043
Long- term land lease prepaid expenses	7,563	7,642
Assets held for employees severance payments	1,845	1,757
Fixed assets, net	42,671	45,495
Goodwill	4,892	3,734
Intangible assets, at cost, less accumulated amortization	472	586
Total assets	113,267	120,021
Liabilities and shareholders' equity
Trade	9,816	11,547
Other	4,945	2,335
Fair value of embedded currency conversion derivatives	377	990
Deferred income	9,398	8,787
Total current liabilities	24,536	23,659
Long-term liabilities
Deferred income	6,257	7,192
Fair value of embedded currency conversion derivatives	305	980
Liability in respect of employees severance payments	2,018	1,819
Deferred taxes	2,200	1,664
Total long-term liabilities	10,780	11,655
Total liabilities	35,316	35,314
Commitments, contingent liabilities and liens
Shareholders' equity
Ordinary shares NIS 0.01 par value each (20,000,000 shares authorized as of December 31, 2011 and 2012; 17,346,561 shares issued and fully paid as of December 31, 2011 and 2012)	40	40
Additional paid in capital	53,312	53,010
Retained earnings	24,231	31,727
Accumulated other comprehensive gain (loss)	368	(70)
Total shareholders' equity	77,951	84,707
Total liabilities and shareholders' equity	$ 113,267	$ 120,021